Contracted concessional assets (Tables)	12 Months Ended
Dec. 31, 2021
Contracted concessional assets [Abstract]
Movements of contracted concessional assets
a)	The following table shows the movements of assets included in the heading “Contracted Concessional assets” for 2021:

Cost	Financial assets under IFRIC 12	Financial assets under IFRS 16 (Lessor)	Intangible assets under IFRIC 12	Intangible assets under IFRS 16 (Lessee)	Property, plant and equipment under IAS 16 and other intangible assets under IAS 38	Total assets
Total as of January 1, 2021	936,837	2,941	9,467,309	66,230	350,720	10,824,037
Additions	922	442	40,383	2,459	14,204	58,410
Subtractions	-	-	(348)	-	(21,282)	(21,630)
Business combinations (Note 5)	-	-	-	19,148	522,932	542,080
Currency translation differences	(9,519)	(540)	(334,497)	(5,019)	(20,703)	(370,278)
Reclassification and other movements	(53,715)	-	29,692	-	10,539	(13,484)
Total cost	874,525	2,843	9,202,539	82,818	856,410	11,019,135

Depreciation, amortization and impairment	Financial assets under IFRIC 12	Financial assets under IFRS 16 (Lessor)	Intangible assets under IFRIC 12	Intangible assets under IFRS 16 (Lessee)	Property, plant and equipment under IAS 16 and other intangible assets under IAS 38	Total assets
Total as of January 1, 2021	(87,689)	-	(2,442,520)	(10,060)	(128,350)	(2,668,619)
Additions	(418)	-	(424,181)	(4,759)	(31,003)	(460,361)
Reversal of impairment	24,929	-	-	-	-	24,929
Currency translation differences	289	-	97,356	714	8,125	106,484
Total depreciation, amortization and impairment	(62,889)	-	(2,769,345)	(14,105)	(151,228)	(2,997,567)

b)	The following table shows the movements of assets included in the heading “Contracted Concessional assets” for 2020:

Cost	Financial assets under IFRIC 12	Financial assets under IFRS 16 (Lessor)	Intangible assets under IFRIC 12	Intangible assets under IFRS 16 (Lessee)	Property, plant and equipment under IAS 16 and other intangible assets under IAS 38	Total assets
Total as of January 1, 2020	872,945	3,459	9,183,011	60,618	264,564	10,384,597
Additions	-	-	29,213	1,832	4,310	35,355
Subtractions	-	-	(71,706)	(954)	(223)	(72,883)
Business combinations (Note 5)	102,560	-	-	385	63,916	166,861
Currency translation differences	(8,166)	(163)	326,791	4,349	18,153	340,964
Reclassification and other movements	(30,502)	(355)	-	-	-	(30,857)
Total cost	936,837	2,941	9,467,309	66,230	350,720	10,824,037

Depreciation, amortization and impairment	Financial assets under IFRIC 12	Financial assets under IFRS 16 (Lessor)	Intangible assets under IFRIC 12	Intangible assets under IFRS 16 (Lessee)	Property, plant and equipment under IAS 16 and other intangible assets under IAS 38	Total assets
Total as of January 1, 2020	(57,258)	-	(2,055,946)	(6,585)	(103,679)	(2,223,468)
Additions	(27,111)	-	(338,393)	(3,527)	(15,958)	(384,989)
Subtractions	-	-	17,571	634	49	18,253
Reversal of impairment	-	-	18,787	-	-	18,787
Business combinations (Note 5)	(3,797)	-	-	-	-	(3,797)
Currency translation differences	476	-	(84,538)	(581)	(8,762)	(93,405)
Total depreciation, amortization and impairment	(87,689)	-	(2,442,520)	(10,060)	(128,350)	(2,668,619)